Taxes - Schedule of Reconciles Singapore Statutory Rates (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Schedule of Reconciles Singapore Statutory Rates [Abstract]
Income before income tax	$ 3,123,910	$ 2,421,635	$ 1,454,184
Singapore statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ 531,065	$ 411,678	$ 247,211
Reconciling items:
Income not subject to tax in Singapore	(2,120)	(1,643)	(163)
Non-deductible expenses	32,779	25,410	48,876
Tax exemption and rebates	(37,092)	(28,753)	(48,732)
Underprovision of tax in prior financial year	(35,025)	(27,152)	89,985
Others
Income tax expense	$ 489,607	$ 379,540	$ 337,177